DELAWARE(SM)
INVESTMENTS
-----------

Delaware Tax-Free Money Fund

Money Market

2001 SEMI-ANNUAL REPORT

(Money Market Artwork)

TABLE OF CONTENTS
-----------------

Letter to Shareholders               1

Financial Statements

Statement of Net Assets              4

  Statement of Operations            6

  Statement of Changes in
  Net Assets                         7

Financial Highlights                 8

Notes to Financial Statements        9



A TRADITION OF SOUND INVESTING SINCE 1929
-----------------------------------------

A Commitment To Our Investors

Experienced

[ ] Our seasoned investment professionals average 11 years' experience.

[ ] We began managing investments in 1929 and opened our first mutual fund in 1938. Over the past 70 years, we have weathered a full range of economic and market environments.

Disciplined

[ ] We follow strict investment policies and clear buy/sell guidelines.

[ ] We strive to balance risk and reward in order to provide sound investment alternatives within any given asset class.

Consistent

[ ] We clearly articulate our investment policies and follow them consistently.

[ ] Our commitment to consistency has earned us the confidence of discriminating institutional and individual investors to manage more than $44 billion in assets as of September 30, 2000.

Comprehensive

[ ] We offer more than 70 mutual funds in these asset classes.
    o Large-cap equity               o High-yield bonds
    o Mid-cap equity                 o Investment grade bonds
    o Small-cap equity               o Municipal bonds
    o International equity             (single-state and national funds)
    o Balanced                       o International fixed-income

[ ] Our funds are available through financial advisers who can offer you individualized attention and valuable investment advice.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

(C)Delaware Distributors, L.P.

Dear Shareholder

December 4, 2000

Recap of Events -- Throughout most of the Fund's six-month period ended October 31, 2000, rising interest rates and inflation worries contributed to extreme volatility in the U.S. stock markets. Money market funds, however, generally benefited from the turbulent market conditions, as many investors, concerned with market volatility, began seeking a higher degree of safety and liquidity of their principal.

Turmoil first struck the markets in mid-April and May 2000 as investors began to question some companies' sky-high valuations, especially those companies without any posted earnings or prospect of earnings in the near future. The Federal Reserve Board, meanwhile, continued its effort to slow down the U.S. economy by increasing interest rates, with the last rate hike coming on May 16th.

During periods of market uncertainty, investors, looking to protect their principal, often seek higher-quality, less volatile investments, such as money market funds. During the past six months, money market funds began capturing higher yields compared to U.S. government bonds, which also can draw the attention of investors for similar reasons. As of October 31, 2000, 30-year U.S. Treasuries were yielding 5.78%* (Source: Bloomberg), while according to Lipper Inc., the average money market fund had a 7-day SEC yield of 5.94% for the same period. Tax-exempt funds, by nature, invest in high-grade, lower yielding money market securities compared to their taxable counterparts. It is for this reason that the average 7-day SEC yield of tax-exempt money market funds tracked by Lipper Inc. was +3.76% as of October 31, 2000, while Delaware Tax-Free Money Fund returned a 7-day yield of +3.23% for the same period. Unlike longer-term bond funds, money market funds strive to keep their net asset values at $1 per share. We believe money market funds offer investors less risk of losing principal compared to equity investments, especially during periods of market volatility.

Total Return
For The Period Ended October 31, 2000                        Six Months
--------------------------------------------------------------------------------
Delaware Tax-Free Money Fund Class
A Shares (Est. 9/17/81)                                        +1.67%
Consultant Class Shares (Est. 3/15/88)+                        +1.67%
--------------------------------------------------------------------------------
U.S. Consumer Price Index                                      +1.48%
--------------------------------------------------------------------------------
Lipper Tax-Exempt Money Market Funds Average (135 funds)       +1.85%
--------------------------------------------------------------------------------
   All performance shown above assumes reinvestment of dividends. The U.S. Consumer Price Index is calculated by the U.S. Department of Labor and represents the change in the price of goods and services for all urban consumers. Money market funds strive to maintain a net asset value of $1 a share. However, there is no guarantee this goal will be met. Returns and yields fluctuate with market conditions. Past performance is not a guarantee of future results.

* Unlike money market funds, U.S. Treasuries are guaranteed as to the payment of principal and interest by the U.S. government.

+ Total return for Consultant Class shares for the periods prior to March 15, 1988 is based on the performance of Class A shares.

Delaware Tax-Free Money Fund delivered a total return of +1.67% (Class A shares with dividends reinvested) for the six-month period ended October 31, 2000. The Fund's return surpassed the current U.S. rate of inflation as shown on page 1, and was exempt from federal income taxes.*

We have strategically allocated the Fund's assets at both ends of the relatively short maturity spectrum of tax-free money market securities rather than across the full range. The full spectrum ranges from zero to 397 days. However, the Fund's average maturity is always maintained at 90 days or less. When the yield curve steepens, we choose investments with six months to one-year maturities to take advantage of the additional yield available. We balance these longer positions with very short-term investments -- those with maturities of one day to seven days. This helps protect principal and maintain liquidity.

Delaware Tax-Free Money Fund continues to seek a high level of current income, exempt from federal income tax, while preserving principal and maintaining liquidity. Although Delaware Tax-Free Money Fund is not designed for long-term investors, it has the potential to be a safer haven than some other investments and can be a valuable part of your diversified portfolio. For your longer-term needs, Delaware Investments offers a wide spectrum of both tax-advantaged and taxable investments, including equity and fixed-income mutual funds.

Market Outlook -- While there is evidence that the economy may be slowing to what is expected to be a more sustainable rate of growth, the Fed won't say it is satisfied with its tightening efforts to thwart inflation. However, we believe the Fed is finished with its tightening cycle and may reduce interest rates next year. In this environment, we believe that money market funds, such as Delaware Tax-Free Money Fund, will remain an attractive short-term investment for investors seeking liquidity or stability of their principal.

As always, we thank you for remaining committed to Delaware Investments.

Sincerely,

/s/ Wayne A. Stork                        /s/ David K. Downes

Wayne A. Stork                            David K. Downes
Chairman,                                 President and Chief Executive Officer,
Delaware Investments Family of Funds      Delaware Investments Family of Funds

* A portion of the income from tax-exempt funds may be subject to the alternative minimum tax (AMT).

(Money Market Artwork)

FUND BASICS
-----------

Fund Objective
The Fund seeks to provide a high level of current income exempt from federal income tax, while preserving principal and maintaining liquidity.

Total Fund Assets
As of October 31, 2000
$25.61 million

Number of Holdings
26

Fund Start Date
September 17, 1981

Your Fund Manager
Michael P. Buckley graduated cum laude from the University of Massachusetts with a bachelor's degree in Environmental Design and received a master's degree in Urban Planning from the University of Oregon. Prior to joining Delaware, he was a Vice President and Municipal Credit Analyst for T. Rowe Price Associates, Inc. Previously he served as an Assistant Director for the Government Finance Research Center of the Government Finance Officers Association. He managed the Center's financial advisory business. Mr. Buckley is a member of the National Federation of Municipal Analysts and past Treasurer of the Municipal Bond Club of Baltimore.

Nasdaq Symbol
Class A  DTFXX

CUSIP Number
Consultant Class  245911201

--------------------------------------------------------------------------------
Potential Benefits of Delaware Tax-Free Money Fund

Delaware Tax-Free Money Fund invests primarily in short-term municipal money market securities issued by states, U.S. territories and possessions, and the District of Columbia, as well as their political subdivisions and other entities. The Fund offers several potentially compelling advantages:

o Relative safety - Your investment is managed to preserve principal, which can be especially beneficial during volatile markets (although it is always possible to lose principal, even in a money market fund);

o Checkwriting privileges - You have the ability to write checks against your account;*

o Current income - The Fund strives to offer stability of your principal and also a yield above the inflation rate;

o Convenient access to other funds in the Delaware Investments Family of Funds - Investing in other Delaware Investments mutual funds can be as easy as making a toll-free call.**

Whether you wish to preserve capital for a specific financial goal or balance the risks of stock funds and bond funds in a long-term portfolio, you may be well-served by Delaware Tax-Free Money Fund. Investors should be aware that money market funds are not FDIC insured or bank guaranteed. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

We encourage you to consider your Delaware Tax-Free Money Fund investment in the context of your entire portfolio. Talk to your financial adviser about how Delaware Investments' wide spectrum of equity and fixed-income mutual funds may complement your investment in Delaware Tax-Free Money Fund, helping you build wealth and protect your portfolio from the long-term impact of inflation. Find out how we can help shape your future today.

 * For investors of Class A shares only.

** When exchanging money from Delaware Tax-Free Money Fund to another fund, you may incur a sales charge.

For a prospectus for any Delaware Investments mutual fund, contact your financial adviser or call Delaware Investments at 1.800.523.1918. The prospectus contains complete information, including fees and expenses. Please read it carefully before you invest. The Fund's exchange offer is subject to termination and its terms are subject to change.
--------------------------------------------------------------------------------

Average Annual Total Return
For The Period Ended October 31, 2000            One Year    5 Years      10 Years    Lifetime
------------------------------------------------------------------------------------------------
Delaware Tax-Free Money Fund
Class A Shares (Est. 9/17/81)                     +3.09%      +2.74%       +2.72%      +3.87%
Consultant Class Shares (Est. 3/15/88)+           +3.09%      +2.74%       +2.72%      +3.84%
------------------------------------------------------------------------------------------------
U.S. Consumer Price Index                         +3.36%      +2.49%       +2.68%      +3.32%
------------------------------------------------------------------------------------------------
Lipper Tax-Exempt Money Market Funds Average      +3.41%      +3.04%       +2.99%      +4.13%
------------------------------------------------------------------------------------------------

All performance shown above assumes reinvestment of dividends. The U.S. Consumer Price Index is calculated by the U.S. Department of Labor and represents the change in the price of goods and services for all urban consumers. Money Market funds strive to maintain a net asset value of $1 a share. However, there is no guarantee this goal will be met. Returns and yields fluctuate with market conditions. Past performance is not a guarantee of future results.

+ Total return for Consultant Class shares for the periods prior to March 15, 1988 is based on the performance of Class A shares.

Statement of Net Assets

DELAWARE TAX-FREE MONEY FUND
----------------------------

                                                           Principal    Market
October 31, 2000 (Unaudited)                               Amount       Value
--------------------------------------------------------------------------------
*Variable Rate Demand Notes - 66.48%
 Bell County, Texas Health Facilities
   Development Revenue (Southern
   Healthcare System) 4.50% 12/1/19
   (LOC, Bank One Texas) ...........................      $1,300,000  $1,300,000
 Chester County, Pennsylvania Health & Higher
   Education Facilities Authority Revenue
   (Simpson Meadows Project)
   4.45% 10/1/30 (LOC, Allied Irish Bank) ..........       1,000,000   1,000,000
 District of Columbia - George Washington
   University - Series B 4.35% 9/15/29
   (MBIA) (SPA, Bank of America) ...................       1,300,000   1,300,000
 Erie County, Pennsylvania Hospital Authority
   Revenue (Hamot Health Foundation)
   4.60% 5/15/20 (AMBAC) (SPA,
   National City Bank of Pennsylvania) .............         100,000     100,000
 Frederick County, Maryland Retirement
   Community Revenue
   (Buckingham's Choice Inc.) 4.35% 1/1/27
   (LOC, LaSalle National Bank) ....................       1,300,000   1,300,000
 Golden Valley, Minnesota Industrial
   Development Revenue
   (Unicare Homes Project) 4.35% 9/1/14
   (LOC, Bank of America) ..........................         700,000     700,000
 Illinois Development Finance Authority -
   Pollution Control Revenue - Series D
   (Illinois Power Co) 4.60% 3/1/17
   (LOC, Morgan Guaranty Trust) (AMT) ..............         600,000     600,000
 Maryland State Health & Higher
   Educational Facilities Authority
   (Greater Baltimore Medical Center)
   4.35% 7/1/25
   (SPA, AllFirst Bank of Maryland) ................         900,000     900,000
 Mesa, Arizona Industrial Development
   Authority (Discovery Health) - Series B
   4.40% 1/1/29 (MBIA)
   (SPA, Chase Manhattan Bank) .....................       1,200,000   1,200,000
 Montgomery County, Pennsylvania Higher
   Education & Health Authority
   (Philadelphia Geriatric Center) Series B
   4.55% 12/1/33 (LOC, Allied Irish Bank) ..........       1,100,000   1,100,000
 Montgomery County, Pennsylvania Industrial
   Development Authority (Quaker Chemical
   Corporation Project) 4.55% 12/1/14
   (LOC, ABN Amro Bank) ............................       1,040,000   1,040,000
 Montgomery County, Maryland Housing
   Opportunities Community Multifamily
   Housing Revenue (Falkland Apartments)
   4.45% 8/1/15
   (LOC, Connecticut Group Life) ...................       1,300,000   1,300,000

                                                           Principal    Market
                                                           Amount       Value
--------------------------------------------------------------------------------
 *Variable Rate Demand Notes (continued)
  New Hampshire State Business Finance
    Authority Revenue (Foundation for
    Seacoast Health) Series A 4.40% 6/1/28
    (LOC, Fleet Bank) ..............................      $1,130,000 $ 1,130,000
  Philadelphia, Pennsylvania Hospitals &
    Higher Education Authority -
    Temple East Inc. - Series B
    4.55% 6/1/14
    (LOC, First Union National Bank) ...............       1,300,000   1,300,000
  Philadelphia, Pennsylvania Hospitals &
    Higher Education Facilities Authority -
    Philadelphia School -
    Series A-3 4.55% 3/1/19
    (LOC, First Union National Bank) ...............         500,000     500,000
  Pittsburgh, Pennsylvania Urban
    Redevelopment Authority
    (Wood Street Commons Project)
    4.75% 12/1/16 (AMT)
    (LOC, Pittsburgh National Bank) ................       1,255,000   1,255,000
  Sweetwater County, Wyoming Pollution
    Control - Pacificorp Project -
    Series 88-A 4.30% 1/1/14
    (LOC, Union Bank of Switzerland) ...............       1,000,000   1,000,000
                                                                      ----------
  Total Variable Rate
    Demand Notes ...................................                  17,025,000
                                                                      ----------
**Put Bonds - 5.08%
  Oklahoma State Water Resources Board
    Loan Program Revenue 4.30% 3/1/01
    (SPA, Bayerische LandesBank) ...................       1,300,000   1,300,000
                                                                      ----------
  Total Put Bonds ..................................                   1,300,000
                                                                      ----------
  Municipal Bonds - 13.66%
  Adams County, Illinois School District
    7.00% 2/1/01 ...................................         700,000     704,375
  Hudson, Texas Independent School District
    7.25% 2/15/01 ..................................         160,000     161,080
 +Illinois State Sales Tax Revenue - Series N
    6.40% 6/15/03-01 ...............................         600,000     619,079
 +Spokane, Washington General Obligation
    6.125% 1/1/11-01 ...............................       1,000,000   1,003,008
  Washington State Public Power Supply
    System (Nuclear Project 2) - Series A
    6.30% 7/1/01 (FSA) .............................       1,000,000   1,012,219
                                                                      ----------
  Total Municipal Bonds ............................                   3,499,761
                                                                      ----------

                                                         Principal    Market
Delaware Tax-Free Money Fund                             Amount       Value
--------------------------------------------------------------------------------
Commercial Paper - 13.67%
   Chesapeake, Virginia Industrial Development
   Authority Revenue (Virginia Electric &
   Power Co.) 4.35% 1/2/01
   (LOC, Chase Manhattan) ..........................      $1,300,000 $ 1,300,000
Delaware County, Pennsylvania Industrial
   Development Authority Pollution Control
   Revenue (Philadelphia Electric Company)
   Series A (FGIC) 4.10% 11/1/00 ...................       1,200,000   1,200,000
District of Columbia - National Academy
   of Sciences - Series B (AMBAC)
   (SPA, Nationsbank) 4.20% 12/12/00 ...............       1,000,000   1,000,000
                                                                      ----------
Total Commercial Paper .............................                   3,500,000
                                                                      ----------
Total Market Value of Securities -
   98.89% (cost $ 25,324,761)++ ....................                  25,324,761
Receivables and Other Assets Net
   of Liabilities - 1.11% ..........................                     284,595
                                                                      ----------
Net Assets Applicable to 25,609,356
   Shares Outstanding - 100.00% ....................                 $25,609,356
                                                                      ----------
Net Asset Value - Tax-Free Money Fund
   A Class
   ($24,477,606 / 24,477,606 Shares) ...............                       $1.00
                                                                           -----
Net Asset Value - Tax-Free Money Fund
   Consultant Class
   ($1,131,750 / 1,131,750 Shares) .................                       $1.00
                                                                           -----
-------------------
 *The Maturity date shown is the longer of the next interest reset date or the date in which the principal amount can be recovered through demand.
**Put Bonds - Securities are variable rate and the maturity date shown is the same as the put date.
 +For Pre-Refunded Bonds the stated maturity is followed by the year in which each bond is pre-refunded.
++Also the cost for federal income tax purposes.

Summary of Abbreviations:
AMBAC - Insured by the American Municipal Bond Assurance Indemnity Corporation AMT - Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
LOC - Letter of Credit
MBIA - Insured by the Municipal Bond Insurance Association
SPA - Standby Purchase Agreement

                             See accompanying notes

Statement of Operations

Six Months Ended October 31, 2000 (Unaudited)       Delaware Tax-Free Money Fund
--------------------------------------------------------------------------------
Investment Income:
Interest ..................................................            $578,271
                                                                       --------
Expenses:
Management fees ........................................... $65,010
Dividend disbursing and transfer agent fees and expenses ..  19,624
Registration fees .........................................  14,129
Reports and statements to shareholders ....................  13,146
Professional fees .........................................   9,556
Accounting and administration .............................   5,390
Trustees' fees ............................................   3,800
Custodian fees ............................................   1,274
Taxes (other than taxes on income) ........................      55
Other .....................................................   3,709
                                                            -------
                                                                        135,693
Less expenses paid indirectly .............................              (1,084)
                                                                       --------
Total expenses ............................................             134,609

Net Investment Income .....................................             443,662
                                                                       --------
Net Increase in Net Assets Resulting from Operations ......            $443,662
                                                                       ========

                             See accompanying notes

Statement of Changes in Net Assets

                                                    Delaware Tax-Free Money Fund
--------------------------------------------------------------------------------
                                                       Six Months      Year
                                                         Ended         Ended
                                                        10/31/00      4/30/00
                                                       (Unaudited)
Increase in Net Assets from Operations:
Net investment income .............................    $  443,662    $  794,908
                                                       ------------------------
Dividends to Shareholders from:
Net investment income:
   A Class ........................................      (425,461)     (737,851)
   Consultant Class ...............................       (18,201)      (57,057)
                                                       ------------------------
                                                         (443,662)     (794,908)
                                                       ------------------------
Capital Share Transactions:
Proceeds from shares sold:
   A Class ........................................    11,370,455    32,721,208
   Consultant Class ...............................       918,816     7,546,096

Net asset value of shares issued upon reinvestment
 of dividends from net investment income:
   A Class ........................................       404,169       698,214
   Consultant Class ...............................        18,083        55,939
                                                       ------------------------
                                                       12,711,523    41,021,457
                                                       ------------------------
Cost of shares repurchased:
   A Class ........................................   (14,038,926)  (34,813,638)
   Consultant Class ...............................      (991,272)   (7,788,449)
                                                      -------------------------
                                                      (15,030,198)  (42,602,087)
                                                      -------------------------
Decrease in net assets derived from capital share
transactions ......................................    (2,318,675)   (1,580,630)
                                                      -------------------------
Net Decrease In Net Assets ........................    (2,318,675)   (1,580,630)

Net Assets:
Beginning of period ...............................    27,928,031    29,508,661
                                                      -------------------------
End of period .....................................   $25,609,356   $27,928,031
                                                      =========================

                             See accompanying notes

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                Delaware Tax-Free Money Fund A Class
------------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                               Ended                             Year Ended
                                                             10/31/00     4/30/00      4/30/99     4/30/98      4/30/97     4/30/96
                                                          (Unaudited)(1)
Net asset value, beginning of period                           $1.000      $1.000       $1.000      $1.000       $1.000      $1.000
Income from investment operations:
  Net investment income                                         0.017       0.026        0.024       0.028        0.028       0.029
                                                              ---------------------------------------------------------------------
  Total from investment operations                              0.017       0.026        0.024       0.028        0.028       0.029
                                                              ---------------------------------------------------------------------
Less dividends:
  Dividends from net investment income                         (0.017)     (0.026)      (0.024)     (0.028)      (0.028)     (0.029)
                                                              ---------------------------------------------------------------------
  Total dividends                                              (0.017)     (0.026)      (0.024)     (0.028)      (0.028)     (0.029)
                                                              ---------------------------------------------------------------------
Net asset value, end of period                                 $1.000      $1.000       $1.000      $1.000       $1.000      $1.000
                                                              ---------------------------------------------------------------------
Total return                                                    1.67%       2.61%        2.40%       2.78%        2.79%       2.97%
Ratios and supplemental data:
  Net assets, end of period (000 omitted)                     $24,478     $26,742      $28,136     $30,264      $32,659     $35,479
  Ratio of expenses to average net assets                       0.99%       0.99%        1.02%       0.91%        0.82%       0.90%
  Ratio of net investment income to average net assets          3.28%       2.59%        2.37%       2.75%        2.75%       2.95%

                                                                          Delaware Tax-Free Money Fund Consultant Class
------------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                               Ended                             Year Ended
                                                             10/31/00     4/30/00      4/30/99     4/30/98      4/30/97     4/30/96
                                                          (Unaudited)(1)
Net asset value, beginning of period                           $1.000      $1.000       $1.000      $1.000       $1.000      $1.000
Income from investment operations:
  Net investment income                                         0.017       0.026        0.024       0.028        0.028       0.029
                                                              ---------------------------------------------------------------------
  Total from investment operations                              0.017       0.026        0.024       0.028        0.028       0.029
                                                              ---------------------------------------------------------------------
Less dividends:
  Dividends from net investment income                         (0.017)     (0.026)      (0.024)     (0.028)      (0.028)     (0.029)
                                                              ---------------------------------------------------------------------
  Total dividends                                              (0.017)     (0.026)      (0.024)     (0.028)      (0.028)     (0.029)
                                                              ---------------------------------------------------------------------
Net asset value, end of period                                 $1.000      $1.000       $1.000      $1.000       $1.000      $1.000
                                                              ---------------------------------------------------------------------
Total return                                                    1.67%       2.61%        2.40%       2.78%        2.79%       2.97%
Ratios and supplemental data:
  Net assets, end of period (000 omitted)                      $1,132      $1,186       $1,373      $4,573       $1,529      $1,452
  Ratio of expenses to average net assets                       0.99%       0.99%        1.02%       0.91%        0.82%       0.90%
  Ratio of net investment income to average net assets          3.28%       2.59%        2.37%       2.75%        2.75%       2.95%

------------------
(1) Ratios have been annualized and total return has not been annualized.

                             See accompanying notes

Notes to Financial Statements

October 31, 2000  (Unaudited)

--------------------------------------------------------------------------------
Delaware Group Tax-Free Money Fund (the "Fund") is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Fund is organized as a Delaware business trust and offers two classes of shares, the Delaware Tax-Free Money Fund Class A and the Delaware Tax-Free Money Consultant Class. Neither class has a sales charge. The Fund's objective is to seek a higher level of current income, exempt from federal income tax, while preserving principal and maintaining liquidity. Though there is no guarantee that this goal will be met, the Fund strives to maintain a stable net asset value of $1.00 per share.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the
Fund:

Security Valuation - Securities are valued at amortized cost which approximates market value.

Federal Income Taxes - The Fund intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income and common expenses are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly. Realized gains, if any, will be distributed annually.

Certain expenses of the Fund are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $310 for the six-month period ended October 31, 2000. In addition, the Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. These credits were $774 for the six-month period ended October 31, 2000. The expenses paid under the above arrangements are included in their respective expense caption on the Statement of Operations with the corresponding expense offset shown as "Expenses paid indirectly."

2. Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, the Fund pays Delaware Management Company "(DMC)", the investment manager of the Fund, an annual fee which is calculated daily at the following rates: 0.45% on the first $500 million of average daily net assets, 0.40% on the next $500 million, 0.35% on the next $1.5 billion and 0.30% on the average daily net assets in excess of $2.5 billion. On October 31, 2000, the Fund had a liability for investment management fees and other expenses payable to DMC of $2,536.

The Fund has engaged Delaware Service Company, Inc. ("DSC"), an affiliate of DMC, to provide dividend disbursing, transfer agent, accounting and administrative services. The Fund pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums. On October 31, 2000, the Fund had a liability for such fees and other expenses payable to DSC of $6,437.

Pursuant to the Distribution Agreement, the Consultant Class may pay Delaware Distributors, L.P. (DDLP), the Distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Fund. Effective June 1, 1990, 12b-1 Plan payments to DDLP were suspended but may be reinstated in the future.

3. Capital Shares
Transactions in capital shares were as follows:
                                                     Six Months
                                                       Ended       Year Ended
                                                      10/31/00      4/30/00
                                                     (Unaudited)
Shares sold:
  A Class                                            11,370,455    32,721,208
  Consultant Class                                      918,816     7,546,096

Shares issued upon reinvestment
  of dividends from net investment income:
  A Class                                               404,169       698,214
  Consultant Class                                       18,083        55,939
                                                     ----------    ----------
                                                     12,711,523    41,021,457
                                                     ----------    ----------

Shares repurchased:
  A Class                                           (14,038,926)  (34,813,638)
  Consultant Class                                     (991,272)   (7,788,449)
                                                     ----------    ----------
                                                    (15,030,198)  (42,602,087)
                                                     ----------    ----------
Net decrease                                         (2,318,675)   (1,580,630)
                                                     ----------    ----------

4. Market and Credit Risk
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment of their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market values may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations.

DELAWARE
INVESTMENTS
-----------
Philadelphia o London


                                                     For Shareholders
                                                     1.800.523.1918

                                                     For Securities Dealers
                                                     1.800.362.7500

                                                     For Financial Institutions
                                                     Representatives Only
                                                     1.800.659.2265

                                                     www.delawareinvestments.com

This semi-annual report is for the information of Delaware Tax-Free Money Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Money Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Money market funds strive to maintain a net asset value of $1 a share. However, there is no guarantee this goal will be met. Yields fluctuate with market conditions. The Fund is neither insured nor guaranteed by the U.S. government.

BOARD OF TRUSTEES                               Charles E. Peck                             Investment Manager
                                                Retired                                     Delaware Management Company
Wayne A. Stork                                  Fredericksburg, VA                          Philadelphia, PA
Chairman
Delaware Investments Family of Funds            Janet L. Yeomans                            International Affiliate
Philadelphia, PA                                Vice President and Treasurer                Delaware International Advisers Ltd.
                                                3M Corporation                              London, England
Walter P. Babich                                St. Paul, MN
Board Chairman                                                                              National Distributor
Citadel Constructors, Inc.                                                                  Delaware Distributors, L.P.
King of Prussia, PA                             AFFILIATED OFFICERS                         Philadelphia, PA

David K. Downes                                 Charles E. Haldeman, Jr.                    Shareholder Servicing, Dividend
President and Chief Executive Officer           President and Chief Executive Officer       Disbursing and Transfer Agent
Delaware Investments Family of Funds            Delaware Management Holdings, Inc.          Delaware Service Company, Inc.
Philadelphia, PA                                Philadelphia, PA                            Philadelphia, PA

John H. Durham                                  Richard J. Flannery                         2005 Market Street
Private Investor                                Executive Vice President                    Philadelphia, PA 19103-3682
Horsham, PA                                     and General Counsel
                                                Delaware Investments Family of Funds
Anthony D. Knerr                                Philadelphia, PA
Consultant, Anthony Knerr & Associates
New York, NY                                    Bruce D. Barton
                                                President and Chief Executive Officer
Ann R. Leven                                    Delaware Distributors, L.P.
Former Treasurer, National Gallery of Art       Philadelphia, PA
Washington, DC

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN


(4091)                                                        Printed in the USA
SA-006 [10/00] PP 12/00                                                  (J6559)